Semiannual Report - Financial Statements

T. Rowe Price Tax-Free
Short-Intermediate Fund

August 31, 2002


T. Rowe Price Tax-Free Short-Intermediate Fund
--------------------------------------------------------------------------------
Unaudited

Financial Highlights            For a share outstanding throughout each period
--------------------------------------------------------------------------------

               6 Months   Year
               Ended      Ended
               8/31/02    2/28/02    2/28/01    2/29/00    2/28/99    2/28/98
--------------------------------------------------------------------------------

NET ASSET VALUE
Beginning
of period      $   5.48   $   5.38   $   5.20   $   5.39   $   5.37   $   5.35

Investment activities

  Net investment
  income (loss)    0.10       0.21       0.23       0.21       0.22       0.22

  Net realized and
  unrealized
  gain (loss)      0.04       0.10       0.18      (0.18)      0.04       0.05

  Total from
  investment
  activities       0.14       0.31       0.41       0.03       0.26       0.27

Distributions
  Net investment
  income          (0.10)     (0.21)     (0.23)     (0.21)     (0.22)     (0.22)

  Net realized
  gain            (0.01)      --         --        (0.01)     (0.02)     (0.03)

  Total
  distributions   (0.11)     (0.21)     (0.23)     (0.22)     (0.24)     (0.25)

NET ASSET VALUE
End of period  $   5.51   $   5.48   $   5.38   $   5.20   $   5.39   $   5.37
               -----------------------------------------------------------------

Ratios/Supplemental Data
Total return^      2.63%      5.92%      7.97%      0.67%      4.90%      5.28%

Ratio of total expenses
to average
net assets         0.52%!     0.52%      0.53%      0.53%      0.53%      0.54%

Ratio of net
investment
income (loss)
to average
net assets     3.66%!         3.92%      4.27%      4.07%      4.06%      4.23%

Portfolio
turnover
rate           19.4%!         30.0%      40.7%       9.7%      39.9%      76.8%
                                        (check
                                         mark)

Net assets,
end of period
(in thousands) $538,922   $471,780   $415,813   $404,634   $459,319   $438,951


     ^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

(checkmark) Excludes the effect of the acquisition of the Virginia Short-Term
            Bond Funds assets.

          ! Annualized


The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

T. Rowe Price Tax-Free Short-Intermediate Fund
--------------------------------------------------------------------------------
Unaudited                                                       August 31, 2002

Statement of Net Assets                                          Par      Value
--------------------------------------------------------------------------------
                                                                  In thousands

ALABAMA  2.5%

Alabama Federal Highway Fin. Auth.

  5.00%, 3/1/08 (MBIA Insured)                    $  5,000             $  5,495

Decatur Ind. Dev. Board, British Petroleum
  VRDN (Currently 2.00%) (triangle)                  1,300                1,300

Huntsville Solid Waste Disposal Auth.
  5.75%, 10/1/05 (MBIA Insured) (triangle)           3,485                3,837

Selma Ind. Dev. Board,
  Int'l. Paper, 3.50%, 7/15/03                       3,000                3,018

Total Alabama (Cost $13,038)                                             13,650


ALASKA  1.1%

Alaska Housing Fin.,
  5.35%, 12/1/07 (triangle)                          1,630                1,755

Alaska Student Loan, 5.50%,
  7/1/05 (AMBAC Insured) (triangle)                  2,500                2,678

Valdez Marine Terminal,
  Phillips Petroleum, 2.90%, 1/1/03                  1,400                1,399

Total Alaska (Cost $5,550)                                                5,832


ARIZONA  2.6%

Arizona School
  Fac. Board, 5.50%, 7/1/13                          1,910                2,153

Arizona Transportation Board,
  5.00%, 7/1/03                                      1,525                1,571

Salt River Agricultural Improvement & Power
  5.00%, 1/1/04                                      4,200                4,388

  5.75%, 1/1/08                                      2,000                2,268

  6.50%, 1/1/04                                      3,300                3,512

Total Arizona (Cost $13,356)                                           13,892


CALIFORNIA  0.4%

California Statewide CDA,
  Kaiser Permanente, 3.70%, 6/1/05                   2,000                2,034

  Total California (Cost $2,039)                                          2,034

COLORADO  2.9%
  Colorado DOT, 5.375%, 6/15/15                      5,420                6,032

Denver City & County Airport
  6.00%, 11/15/03
  (MBIA Insured) (triangle)                          3,965                4,172

  6.75%, 11/15/13 (triangle)                         5,080                5,221

Total Colorado (Cost $15,100)                                            15,425


CONNECTICUT  0.8%

Connecticut Special Tax Obligation
  5.375%, 10/1/12 (FSA Insured)                   $  2,500             $  2,821

  Mohegan Tribe Indians, 5.50%, 1/1/06               1,600                1,662

  Total Connecticut (Cost $4,349)                                         4,483


DELAWARE  0.2%

  Delaware, GO, 5.25%, 4/1/05                        1,120                1,212

Total Delaware (Cost $1,132)                                              1,212


DISTRICT OF COLUMBIA  1.3%

District of Columbia, GO,
  5.20%, 6/1/04 (AMBAC Insured)                      1,250               1 ,325

Metropolitan Washington D.C. Airports Auth.
  5.00%, 10/1/03 (triangle)                            860                  888

  5.50%, 10/1/04 (FGIC Insured) (triangle)           1,640                1,760

  5.50%, 10/1/05 (triangle)                          1,750                1,898

  5.50%, 10/1/12 (FGIC Insured) (triangle)             965                1,077

Total District of Columbia (Cost $6,721)                                  6,948


FLORIDA  3.9%

Broward County
  Resource Recovery, 5.00%, 12/1/05                  4,650                4,971

Dade County Aviation, Miami Int'l. Airport
  5.75%, 10/1/04 (FSA Insured) (triangle)            5,000                5,399

  Florida, GO, 5.25%, 7/1/05 (FGIC Insured)          1,940                2,110

Florida Dept. of Natural Resources, Documentary Stamp Tax
  5.00%, 7/1/12 (AMBAC Insured)                      4,000                4,360

Reedy Creek Improvement Dist.
  5.00%, 6/1/04 (AMBAC Insured)                      4,000                4,234

Total Florida (Cost $20,087)                                             21,074


GEORGIA  5.5%

Atlanta Airport Fac.,
  6.25%, 1/1/05 (AMBAC Insured)                      6,220                6,817

DeKalb County
  Water & Sewage, 6.125%, 10/1/04                    5,275                5,755

Georgia, GO
  5.25%, 10/1/03                                     2,750                2,864

  5.75%, 7/1/04                                      5,000                5,374

Municipal Electric Auth. of Georgia
  5.00%, 1/1/04                                   $    530             $    554

  5.00%, 1/1/04 (Escrowed to Maturity)               5,070                5,289

  5.25%, 1/1/03 (AMBAC Insured)                      2,850                2,887

Total Georgia (Cost $28,275)                                             29,540


HAWAII  0.8%

Hawaii Airport System,
  6.125%, 7/1/05 (FGIC Insured) (triangle)           4,000                4,410

  Total Hawaii (Cost $4,057)                                              4,410
ILLINOIS  4.5%

Chicago Public Building Commission, Chicago Board of Ed.
  5.125%, 2/1/04 (FGIC Insured)                      1,515                1,588

Illinois
  5.50%, 6/15/05                                     4,195                4,586

  6.00%, 6/15/06                                     2,000                2,256

Illinois, GO
  5.00%, 8/1/03                                      4,320                4,460

  5.375%, 7/1/13 (MBIA Insured)                      3,450                3,859

  5.50%, 8/1/16 (MBIA Insured)                       1,650                1,824

Metropolitan Pier & Expo Auth., McCormick Place
  6.50%, 6/15/27
  (Prerefunded 6/15/03!)                             4,000                4,241

Southwestern Illinois Dev. Auth.

 Anderson Hosp.
  5.25%, 8/15/05                                       485                  507

  5.25%, 8/15/06                                       510                  534

  5.50%, 8/15/07                                       535                  565

Total Illinois (Cost $23,638)                                            24,420


INDIANA  0.6%

Indianapolis Airport Auth. IDR, Federal Express Corp.
  7.10%, 1/15/17 (triangle)                          3,000                3,200

Total Indiana (Cost $3,169)                                               3,200


IOWA  0.2%

Iowa Fin. Auth., VRDN
  (Currently 1.48%) (triangle)                    $  1,090             $  1,090

Total Iowa (Cost $1,090)                                                  1,090

KANSAS  2.3%

Kansas DOT
  5.10%, 3/1/03                                        500                  509

  5.40%, 3/1/08                                      4,850                5,431

  5.50%, 9/1/08                                      4,000                4,539

  7.25%, 3/1/05                                      1,500                1,691

Total Kansas (Cost $12,078)                                              12,170


KENTUCKY  4.3%

Kenton County Airport Board, Delta Airlines
  7.50%, 2/1/20 (triangle)                           2,630                2,367

Kentucky Economic Dev. Fin. Auth.
 Catholic Healthcare Partners
  4.50%, 10/1/02                                       945                  947

Kentucky Property & Building Commission
  5.00%, 8/1/04                                      7,170                7,618

  5.25%, 10/1/04                                     2,500                2,681

  5.50%, 8/1/11 (FSA Insured)                        4,000                4,559

Kentucky Turnpike Auth.,
  5.30%, 7/1/04 (AMBAC Insured)                      4,750                5,059

Total Kentucky (Cost $22,597)                                            23,231


LOUISIANA  1.8%

Louisiana, GO
  5.00%, 4/15/03 (AMBAC Insured)                     1,000                1,022

  5.50%, 4/15/07 (AMBAC Insured)                     5,000                5,591

Plaquemines Parish, British Petroleum

  VRDN (Currently 2.00%) (triangle)                  1,500                1,500

St. Charles Parish PCR, Shell Oil
  VRDN (Currently 2.00%) (triangle)                    300                  300

West Feliciana Parish PCR,
  Entergy, 5.65%, 9/1/04                             1,225                1,261

Total Louisiana (Cost $9,100)                                             9,674


MAINE  0.8%

  Maine, GO, 5.50%, 6/15/04                       $  4,000             $  4,272

Total Maine (Cost $4,037)                                                 4,272


MARYLAND  2.1%

  Maryland, GO, 5.00%, 7/15/06                       1,500                1,648

Maryland DOT
  5.50%, 9/1/06                                      1,265                1,414

  5.50%, 2/1/09                                      7,370                8,342

Total Maryland (Cost $10,810)                                            11,404


MASSACHUSETTS  1.4%

Massachusetts Dev. Fin. Agency

American Ref-Fuel
  5.00%, 1/1/04 (MBIA Insured) (triangle)            3,000                3,126

Massachusetts General Hosp.
  5.75%, 8/1/03                                        700                  724

  5.75%, 8/1/04                                        500                  532

Massachusetts Municipal Wholesale Electric
  5.25%, 7/1/04 (MBIA Insured)                       3,000                3,192

Total Massachusetts (Cost $7,403)                                         7,574


MICHIGAN  1.4%

Michigan Municipal Bond Auth.,
  5.50%, 10/1/04                                     1,310                1,414

Michigan State Building Auth., GO

  5.25%, 10/15/04                                    2,585                2,776

  6.25%, 10/1/03 (AMBAC Insured)                     3,200                3,367

Total Michigan (Cost $7,254)                                              7,557


MINNESOTA  2.3%

Minneapolis-St. Paul Metro Airport Commission
  5.50%, 1/1/10 (FGIC Insured) (triangle)            3,305                3,662

  5.625%, 1/1/12 (FGIC Insured) (triangle)           5,315                5,829

Northwest Airlines,
  6.50%, 4/1/05 (triangle)                           1,000                  942

  Minnesota, GO, 5.75%, 8/1/05                       2,000                2,210

Total Minnesota (Cost $12,327)                                           12,643


MISSOURI  0.1%

  St. Louis Airport, 6.25%, 1/1/03                $    765             $    774

Total Missouri (Cost $766)                                                  774


NEBRASKA  1.3%

Omaha Public Power Dist., Nebraska Electric
  5.25%, 2/1/04                                      3,000                3,153

  Univ. of Nebraska Fac., 5.25%, 7/15/06             3,720                4,111

Total Nebraska (Cost $6,774)                                              7,264


NEVADA  0.6%

Clark County Airport, McCarran Int'l. Airport
  VRDN (Currently 1.98%)
  (FGIC Insured) (triangle)                          3,000                3,000

Total Nevada (Cost $3,000)                                                3,000


NEW JERSEY  4.1%

New Jersey
  GO, 5.25%, 3/1/08                                  1,040                1,156

  TRAN, 3.00%, 6/12/03                               5,000                5,062

New Jersey Transit Corp.
  5.25%, 9/15/03 (AMBAC Insured)                     4,955                5,150

  5.50%, 2/1/06 (AMBAC Insured)                      5,000                5,512

  COP, 5.00%, 9/15/04 (AMBAC Insured)                2,025                2,160

New Jersey Transportation Trust Fund Auth.
  5.75%, 6/15/11
  (Escrowed to Maturity)                             2,750                3,194

Total New Jersey (Cost $21,166)                                          22,234


NEW MEXICO  1.4%

Bernalillo County Gross Receipts
  5.75%, 4/1/26 (Prerefunded 4/1/06!)                5,000                5,581

New Mexico Ed. Assistance Foundation,
  5.50%, 11/1/10 (triangle)                          1,750                1,780

Total New Mexico (Cost $6,787)                                            7,361


NEW YORK  8.8%

Dormitory Auth. of the State of New York
  5.00%, 2/15/03                                  $  2,210             $  2,245

  5.50%, 7/1/03                                      2,860                2,956

  6.00%, 8/15/03                                    10,865               11,318

  6.00%, 8/15/03 (Escrowed to Maturity)                 40                   42

Nassau County,
  GO, 7.00%, 3/1/04                                  2,810                2,986

New York City, GO
  5.25%, 8/1/03                                      4,040                4,170

  6.75%, 8/1/04                                      4,300                4,679


  7.00%, 8/1/04                                      4,000                4,367

New York City Transitional
  Fin. Auth., 5.00%, 2/1/10                          4,850                5,295

New York State Thruway
 Auth.
  5.25%, 4/1/10 (MBIA Insured)                       5,000                5,568

  5.50%, 3/15/13                                     3,500                3,954

Total New York (Cost $46,256)                                            47,580


NORTH CAROLINA  3.0%

Charlotte, 5.75%, 2/1/11
  (Prerefunded 2/1/04!)                              2,040                2,200

North Carolina,
  GO, 5.00%, 9/1/03                                  5,750                5,958


North Carolina Eastern
Municipal Power Agency
  5.45%, 1/1/04                                      1,830                1,884

  7.00%, 1/1/08                                      2,010                2,302

North Carolina Municipal Power Agency
  5.90%, 1/1/03                                      3,000                3,038

  6.00%, 1/1/04                                      1,000                1,032

Total North Carolina (Cost $16,058)                                      16,414


NORTH DAKOTA  0.5%

Burleigh County, MedCenter One
  5.00%, 5/1/03 (MBIA Insured)                       2,380                2,435

Total North Dakota (Cost $2,390)                                          2,435


OHIO  1.9%

Cuyahoga County, GO, 5.50%, 11/15/05              $  1,400             $  1,547

Ohio
  4.50%, 6/15/03                                     1,000                1,024

  GO, 5.25%, 5/1/05                                  2,495                2,704

Ohio Air Quality Dev. Auth., PCR
  FirstEnergy, 5.80%, 12/1/04                        2,000                2,059

Steubenville Hosp. Fac.
 Trinity Health
  5.45%, 10/1/03                                       640                  663

  5.50%, 10/1/04                                       585                  622

  5.55%, 10/1/05                                       630                  680

  5.60%, 10/1/06                                       730                  797

Total Ohio (Cost $9,558)                                                 10,096


OKLAHOMA  0.1%

Oklahoma Transportation Auth.
  5.25%, 1/1/16 (AMBAC Insured)                        600                  654

Total Oklahoma (Cost $619)                                                  654


OREGON  0.4%

Oregon, GO, TAN, 3.25%, 5/1/03                       2,000                2,025

Total Oregon (Cost $2,016)                                                2,025


PENNSYLVANIA  4.9%

Beaver County IDA, PCR
  FirstEnergy, 4.85%, 6/1/04                         4,000                4,036

Montgomery County IDA,
  PCR, 5.20%, 10/1/04                                2,000                2,102

Pennsylvania, GO
  5.00%, 9/15/04                                     2,500                2,667

  5.00%, 9/15/06                                     6,000                6,592

  6.00%, 7/1/09                                      4,375                5,098

Pennsylvania Intergovernmental
 Cooperative Auth.
  5.00%, 6/15/03 (FGIC Insured)                      4,950                5,090

Philadelphia Redev. Auth., Schuylkill Apartments Project
  5.10%, 12/1/03 (triangle)                          1,000                1,003

Total Pennsylvania (Cost $25,689)                                        26,588

PUERTO RICO  0.1%

Puerto Rico Ind., Medical & Environmental IDR, PCR
  Intel Corp., 4.25%, 9/1/03                      $    500             $    509

Total Puerto Rico (Cost $500)                                               509


SOUTH CAROLINA  2.4%

South Carolina, GO
  5.00%, 7/1/10                                      6,525                7,224

  5.75%, 1/1/07                                      4,960                5,590

Total South Carolina (Cost $12,267)                                      12,814


TENNESSEE  0.3%

Knox County Health, Ed. & Housing Fac. Board

 Catholic Healthcare Partners
  4.50%, 10/1/02                                     1,580                1,584

Total Tennessee (Cost $1,582)                                             1,584


TEXAS  10.8%

Austin Utilities
  5.75%, 11/15/03 (FSA Insured)                      4,570                4,804

  5.75%, 11/15/03 (FSA Insured)
  (Escrowed to Maturity)                               430                  452

Brazos River Harbor Navigation Dist., IDR
  Dow Chemical, 4.95%, 5/15/07 (triangle)            1,500                1,521

Dallas-Fort Worth Int'l. Airport Fac.
  5.625%, 11/1/12 (FGIC Insured) (triangle)          5,000                5,569

  American Airlines, 6.05%,
  11/1/05 (triangle)                                   750                  606

  Fort Worth Water & Sewer, 5.50%, 2/15/05           4,225                4,576
  Gulf Coast Waste Disposal Auth.

  British Petroleum
  VRDN (Currently 2.00%) (triangle)                  1,500                1,500

Harris County Health Fac. Dev. Corp.
 St. Lukes Episcopal Hosp.
  5.50%, 2/15/11                                     2,140                2,360

  5.50%, 2/15/12                                     2,000                2,196

Houston, GO, 5.25%, 3/1/05                        $  6,500             $  7,009

Lower Colorado River Auth., 6.00%,
  5/15/07 (FSA Insured)                              5,000                5,704

North Harris Montgomery Community College, GO
  5.375%, 2/15/14 (FGIC Insured)                     4,485                4,952

San Antonio, GO, 5.00%, 8/1/10                       5,850                6,418

Texas, GO, TRAN, 2.75%, 8/29/03                      5,000                5,064

Tomball Hosp. Auth.
  5.50%, 7/1/03                                        800                  816

  5.50%, 7/1/04                                        800                  831

  5.50%, 7/1/05                                      1,300                1,370

Univ. of Texas, Fin. Systems,
  5.25%, 8/15/04                                     2,375                2,538

Total Texas (Cost $56,134)                                               58,286


VIRGINIA  9.5%

Arlington County IDA
 Arlington Waste to Energy
  5.25%, 1/1/03 (FSA Insured)                        1,000                1,013

  5.25%, 1/1/04 (FSA Insured)                        1,000                1,049

 Hosp. Center
  5.50%, 7/1/09                                      3,200                3,535

  5.50%, 7/1/12                                      3,760                4,137

Bedford County IDA, PCR,
  Georgia-Pacific, 4.60%, 8/1/04                     1,170                1,182

Charles County IDA, Waste Management,
  6.25%, 4/1/12 (triangle)                             750                  783

Charles County IDA, IDR, Waste Management
  4.875%, 2/1/09 (triangle)                            750                  727

Chesterfield County IDA, Bon Secours Health System
  5.70%, 11/15/03                                    3,600                3,740

Fairfax County, GO, 5.50%, 12/1/05                   2,100                2,328

Halifax County IDA, Old Dominion Electric
  5.25%, 12/1/02 (triangle)**                        1,130                1,139

Henrico County Economic Dev. Auth., Regional Jail
  5.00%, 11/1/02 **                                    585                  589

Hopewell IDA
 Westport Convalescent Center
  5.45%, 10/1/02                                       220                  221

  5.60%, 10/1/03                                       235                  245

Louisa IDA, Virginia Electric & Power,
  3.40%, 3/1/04 (triangle)                           3,000                3,007

Metropolitan Washington D.C. Airports Auth.
  5.75%, 10/1/03 (FGIC Insured) (triangle)        $    300             $    313

  6.40%, 10/1/04 (MBIA Insured) (triangle)           1,350                1,382

Newport News, GO
  5.50%, 1/15/03                                     1,000                1,016

  5.50%, 5/1/04                                        500                  532

  5.50%, 5/1/07                                      1,875                2,107

Norfolk, GO, 4.80%, 6/1/03                           4,500                4,616

Southeastern Public
  Service Auth., 5.00%, 7/1/03                         545                  556

Virginia Public School
  Auth., GO, 5.00%, 1/1/04                           1,000                1,045

Virginia Biotechnology Research
  Park Auth., 5.00%, 9/1/03                          1,950                2,021

Virginia Ed. Loan Auth., 5.60%, 3/1/03
  (Escrowed to Maturity) (triangle)                  2,050                2,092

Virginia HDA
  4.90%, 1/1/03                                        200                  202

  5.125%, 7/1/03 (triangle)                            865                  887

Virginia Port Auth.,
  5.75%, 7/1/03 (triangle)                           1,545                1,599

Virginia Public Building Auth.,
  5.70%, 8/1/03                                        500                  520

Virginia Public School Auth., GO

  5.00%, 8/1/04                                      1,000                1,063

  5.25%, 8/1/05                                      1,500                1,637

Virginia Transportation Board,
  5.50%, 10/1/04                                     5,500                5,936

Total Virginia (Cost $49,497)                                            51,219


WASHINGTON  2.4%

Clark County Public Utility Dist.

  5.00%, 1/1/04 (AMBAC Insured)                      1,650                1,722

King County, GO, 5.25%, 12/1/07                      3,195                3,577

Washington Public Power Supply System

  5.25%, 7/1/03                                      3,000                3,090

  5.80%, 7/1/03 (AMBAC Insured)                      4,250                4,407

Total Washington (Cost $12,318)                                          12,796


WEST VIRGINIA  0.9%

Putnam County PCR, Appalachian Power,
  6.60%, 7/1/19                                      1,500                1,532

West Virginia Hospital Fin. Auth.
 Charleston Area Medical Center
  5.90%, 9/1/06                                   $  1,155             $  1,272

  6.30%, 9/1/03                                      1,000                1,042

  6.50%, 9/1/05                                        815                  901

Total West Virginia (Cost $4,511)                                         4,747


WISCONSIN  1.1%

Milwaukee Metropolitan
  Sewage Dist., GO, 6.25%, 10/1/05                   3,000                3,369

Wisconsin HEFA
 Froedert & Community Health
  5.50%, 10/1/07                                     1,000                1,087

  5.50%, 10/1/08                                     1,250                1,363

Total Wisconsin (Cost $5,477)                                             5,819

Total Investments in Securities
98.3% of Net Assets (Cost $510,572)                                     529,934


Futures Contracts

                                      Contract      Unrealized
                    Expiration           Value     Gain (Loss)

                  In thousands

Short, 35 five year
U.S. Treasury
contracts, $85,000
of 5.00% Henrico
County Economic
Dev. Auth. Bonds
pledged as initial
margin                   12/02          (3,891)            (13)

Short, 35 ten
year U.S. Treasury
contracts, $60,000
of 5.00% Henrico
County Economic Dev.
Auth. and $30,000
of 5.25% Halifax
County IDA, Old
Dominion Electric
Bonds pledged as
initial margin           12/02          (3,912)            (14)

Net payments
(receipts) of
variation
margin to date                                              16

Variation margin
receivable (payable)
on open futures
contracts                                                                  (11)

Other Assets
Less Liabilities                                                         8,999


NET ASSETS                                                            $538,922
                                                                      --------

Net Assets Consist of:
Undistributed net
investment income
(loss)                                                                $    100

Undistributed net
realized gain
(loss)                                                                    (138)

Net unrealized
gain (loss)                                                             19,335

Paid-in-capital applicable
 to 97,784,844 shares of
$0.01 par value capital
stock outstanding;
1,000,000,000 shares
authorized                                                             519,625

NET ASSETS                                                            $538,922
                                                                      --------

NET ASSET VALUE
PER SHARE                                                             $   5.51
                                                                      --------


(triangle) Interest subject to alternative minimum tax

        ** All or a portion of this security is pledged to cover margin requirements on futures contracts at August 31, 2002.

        !   Used in determining portfolio maturity

    AMBAC   Ambac Assurance Corp.

      CDA   Community Development Administration

      COP   Certificates of Participation

      DOT   Department of Transportation

     FGIC   Financial Guaranty Insurance Company

      FSA   Financial Security Assurance Inc.

       GO   General Obligation

      HDA   Housing Development Authority

     HEFA   Health & Educational Facility Authority

      IDA   Industrial Development Authority/Agency

      IDR   Industrial Development Revenue

     MBIA   MBIA Insurance Corp.

      PCR   Pollution Control Revenue

      TAN   Tax Anticipation Note

     TRAN   Tax Revenue Anticipation Note

     VRDN   Variable-Rate Demand Note


The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

T. Rowe Price Tax-Free Short-Intermediate Fund
--------------------------------------------------------------------------------

Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                             6 Months
                                                                Ended
                                                              8/31/02
--------------------------------------------------------------------------------

Investment Income (Loss)

Interest income                                              $ 10,178

Expenses
  Investment management                                         1,023

  Shareholder servicing                                           135

  Custody and accounting                                           59

  Registration                                                     21

  Prospectus and shareholder reports                               12

  Legal and audit                                                   7

  Proxy and annual meeting                                          5

  Directors                                                         4

  Miscellaneous                                                     2

Total expenses                                                  1,268

Net investment income (loss)                                    8,910

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                      920

  Futures                                                        (495)

  Net realized gain (loss)                                        425

Change in net unrealized gain (loss)

  Securities                                                    3,184

  Futures                                                         (27)

Change in net unrealized gain (loss)                            3,157

Net realized and unrealized gain (loss)                         3,582

INCREASE (DECREASE) IN NET

ASSETS FROM OPERATIONS                                       $ 12,492
                                                             --------



The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

T. Rowe Price Tax-Free Short-Intermediate Fund
--------------------------------------------------------------------------------

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands



                                                  6 Months                 Year
                                                     Ended                Ended
                                                   8/31/02              2/28/02
--------------------------------------------------------------------------------

Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)                    $  8,910             $ 16,999

  Net realized gain (loss)                             425                2,586

  Change in net unrealized
  gain (loss)                                        3,157                5,620

  Increase (decrease) in net
  assets from operations                            12,492               25,205

Distributions to shareholders
  Net investment income                             (8,899)             (16,962)

  Net realized gain                                   (857)                --

  Decrease in net assets
  from distributions                                (9,756)             (16,962)

Capital share transactions *
  Shares sold                                      113,093              134,142

Distributions reinvested                             7,686             13,006

  Shares redeemed                                  (56,373)             (99,424)

  Increase (decrease) in net assets from capital
  share transactions                                64,406               47,724

Net Assets

Increase (decrease) during period                   67,142               55,967

Beginning of period                                471,780              415,813

End of period                                     $538,922             $471,780
                                                  -----------------------------
*Share information

  Shares sold                                       20,667               24,674

  Distributions reinvested                           1,410                2,394

  Shares redeemed                                  (10,348)             (18,318)

  Increase (decrease) in
  shares outstanding                                11,729                8,750



The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------

T. Rowe Price Tax-Free Short Intermediate Fund
--------------------------------------------------------------------------------
Unaudited                                                       August 31, 2002


Notes to Financial Statements

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and commenced operations on December 23, 1983. The fund seeks to provide, consistent with modest price fluctuation, a high level of income exempt from federal income taxes by investing primarily in short- and intermediate-term, investment-grade municipal securities.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Financial futures contracts are valued at closing settlement prices.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Premiums and Discounts Premiums and discounts on municipal securities are amortized for financial reporting purposes.

     Expenses Paid Indirectly Credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the fund on the ex-dividend date. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Change in net unrealized gain or loss in the accompanying financial statements.


NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Futures Contracts During the six months ended August 31, 2002, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

     Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $108,489,000 and $45,500,000, respectively, for the six months ended August 31, 2002.


NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its income and capital gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of August 31, 2002.

At August 31, 2002, the cost of investments for federal income tax purposes was $510,521,000. Net unrealized gain aggregated $19,385,000 at period-end, of which $19,937,000 related to appreciated investments and $552,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At August 31, 2002, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $186,000.

     In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. Expenses incurred pursuant to these service agreements totaled $124,000 for the six months ended August 31, 2002, of which $25,000 was payable at period-end.


T. Rowe Price Investment Services and Information
--------------------------------------------------------------------------------

     Investment Services and Information


     KNOWLEDGEABLE SERVICE REPRESENTATIVES

          By Phone 1-800-225-5132. Available Monday through Friday from 7 a.m. until midnight ET and weekends from 8:30 a.m. until 5 p.m. ET.

          In Person. Available in T. Rowe Price Investor Centers. Please call a service representative at 1-800-225-5132 or visit the Web at www.troweprice.com/investorcenter to locate a center near you.

     ACCOUNT SERVICES

          Automated 24-Hour Services Including Tele*Access(registered trademark) and Account Access through the T. Rowe Price Web site on the Internet.
          Address: www.troweprice.com.

          Automatic Investing. From your bank account or paycheck.

          Automatic Withdrawal. Scheduled, automatic redemptions.

          IRA Rebalancing. Ensuring that your accounts reflect your desired asset allocation.

     BROKERAGE SERVICES *

          Individual Investments. Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.

     INVESTMENT INFORMATION

     Consolidated Statement. Overview of all of your accounts.

     Shareholder Reports. Manager reviews of their strategies and results.

     T. Rowe Price Report. Quarterly investment newsletter.

     Performance Update. Quarterly review of all T. Rowe Price fund results.

     Insights. Educational reports on investment strategies and markets.

     Investment Guides. Asset Mix Worksheet, Diversifying Overseas: A Guide to International Investing, Retirement Planning Kit, Retirement Readiness Guide, and Tax Considerations Guide.


     * T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.


T. Rowe Price Planning Tools and Services
--------------------------------------------------------------------------------

     T. Rowe Price Retirement Services

          T. Rowe Price offers unique retirement resources that can help you meet a broad variety of planning challenges. Our retirement tools are suitable for individuals, the self-employed, small businesses, corporations, and nonprofit organizations. We also provide recordkeeping, communications, and investment management services. For more information, call us at 1-800-IRA-5000, or visit our Web site at www.troweprice.com.

          PLANNING TOOLS AND SERVICES

          T. Rowe Price(registered trademark) Retirement Income Manager* helps retirees or those within two years of retirement determine how much income they can draw down in retirement. The program uses extensive statistical analysis and the input of a T. Rowe Price Advisory Counselor to suggest an income plan that best meets your objectives.

          Retirement Income Calculator. This free calculator, incorporating the analytic approach of the T. Rowe Price Retirement Income Manager program, simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

          Rollover Investment Service* offers asset allocation and fund selection advice to those planning a 401(k) rollover from a previous employer after changing jobs or retiring.

          IRA Rebalancing Service. T. Rowe Price will rebalance your IRA at the end of every quarter by exchanging shares between mutual fund accounts. This ensures that your accounts retain your desired asset allocation.

          Quality Information. Thousands of investors have made their personal choices with the help of our Retirement Readiness Guide, Retirement Planning Kit, IRA Insights, and Retirement Planning Worksheet.

          INVESTMENT VEHICLES

          Individual Retirement Accounts (IRAs)
          No-Load Variable Annuities
          Small Business Retirement Plans

--------------------------------------------------------------------------------

T. Rowe Price Web Services
--------------------------------------------------------------------------------

     www.troweprice.com

          ACCOUNT INFORMATION

          Account Access allows you to access, in a secure environment, all of your T. Rowe Price mutual fund, brokerage, variable annuity, and workplace retirement accounts with a single login.

          AccountMinder is a personal page, with one password, that gives you access to all your online financial information and other records from the secure T. Rowe Price Account Access site.

     FINANCIAL TOOLS AND CALCULATORS

     College Investment Calculator. This interactive tool allows you to estimate simultaneously the college costs for as many as five children.

     Morningstar(registered trademark) Portfolio Tracker(servicemark). See how your investments are performing at any time. After you enter ticker symbols for your stocks and mutual funds, Portfolio Tracker provides information on prices, market value, and any applicable Morningstar ratings.

     Investment Strategy Planner. This planning tool can help you develop and implement an asset allocation strategy that's appropriate for you.

     Retirement Income Calculator. This free calculator simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

     INVESTMENT TRACKING AND INFORMATION

     My TRP e-Updates. This free e-mail service offers timely market reports, important information about investing, and the latest updates on the T. Rowe Price funds and services.

     Morningstar(registered trademark) Portfolio Watchlist(servicemark). Like the Portfolio Tracker, the Watchlist allows you to see how your investments are performing. After entering your ticker symbols, the Watchlist automatically provides you with prices, price changes in dollars and percentages, target highs and lows, and target volume.

     Morningstar(registered trademark) Portfolio X-Ray(servicemark). This comprehensive tool goes below the surface to give you an in-depth examination of all your investments. It analyzes your portfolio by asset allocation, stock sector, fees and expenses, stock statistics, world regions, and top holdings.
--------------------------------------------------------------------------------

T. Rowe Price Mutual Funds
--------------------------------------------------------------------------------

STOCK FUNDS

Domestic

Blue Chip Growth*
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income*
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock*
Health Sciences
Media & Telecommunications
Mid-Cap Growth*
Mid-Cap Value
New America Growth
New Era
New Horizons
Real Estate
Science & Technology*
Small-Cap Stock*
Small-Cap Value*!
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index
Value*

BLENDED ASSET FUNDS

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced

BOND FUNDS

Domestic Taxable

Corporate Income
GNMA
High Yield*
New Income
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term
Domestic Tax-Free
California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term
Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond

MONEY MARKET FUNDS!!

Taxable

Prime Reserve
Summit Cash Reserves
U.S. Treasury Money
Tax-Free
California Tax-Free Money
Maryland Tax-Free Money
New York Tax-Free Money
Summit Municipal Money Market
Tax-Exempt Money

INTERNATIONAL/GLOBAL FUNDS

Stock

Emerging Europe & Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery!
International Equity Index
International Growth & Income
International Stock*
Japan
Latin America
New Asia
Spectrum International

Bond

Emerging Markets Bond
International Bond*


For more information about T. Rowe Price funds or services, please contact us directly at 1-800-225-5132.


* T. Rowe Price Advisor Class available for these funds. The T. Rowe Price Advisor Class is offered only through financial intermediaries. For more information about T. Rowe Price Advisor Class funds, contact your financial professional or T. Rowe Price at 1-877-804-2315.

!    Closed to new investors.


!! Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

     Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.


T. Rowe Price Invest with Confidence (registered trademark)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street
Baltimore, MD 21202

F56-051   8/31/02